Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Translation reserve [Member]	Capital reserve [Member]	Accumulated profit [Member]	Total Equity Attributable to Kenon shareholders [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2020	$ 602,450	$ 15,896	$ (11,343)	$ 459,820	$ 1,066,823	$ 209,185	$ 1,276,008
Transactions with owners, recognised directly in equity contributions by and distributions to owners
Share-based payment transactions	0	0	7,371	0	7,371	1,187	8,558
Dividend declared and paid	0	0	0	(288,811)	(288,811)	(10,214)	(299,025)
Total contributions by and distributions to owners	0	0	7,371	(288,811)	(281,440)	(9,027)	(290,467)
Changes in ownership interests in subsidiaries
Dilution in investment in subsidiary	0	0	0	38,443	38,443	103,891	142,334
Non-controlling interests in respect of business combinations	0	0	0	0	0	6,769	6,769
Investments from holders of non-controlling interests in equity of subsidiary	0	0	0	0	0	197,075	197,075
Total changes in ownership interests in subsidiaries	0	0	0	38,443	38,443	307,735	346,178
Total comprehensive income for the year
Net profit for the year	0	0	0	930,273	930,273	(54,956)	875,317
Other comprehensive income for the year, net of tax	0	9,784	29,755	50	39,589	33,661	73,250
Total comprehensive income for the year	0	9,784	29,755	930,323	969,862	(21,295)	948,567
Balance at Dec. 31, 2021	602,450	25,680	25,783	1,139,775	1,793,688	486,598	2,280,286
Transactions with owners, recognised directly in equity contributions by and distributions to owners
Cash distribution to owners of the Company	(552,316)	0	0	0	(552,316)	0	(552,316)
Share-based payment transactions	0		8,502		8,502	2,104	10,606
Total contributions by and distributions to owners	(552,316)	0	8,502	0	(543,814)	2,104	(541,710)
Changes in ownership interests in subsidiaries
Dilution in investment in subsidiary	0	0	0	57,585	57,585	135,567	193,152
Acquisition of subsidiary with non-controlling interest	0	0	41	0	41	0	41
Investments from holders of non-controlling interests in equity of subsidiary	0	0	0	0	0	36,725	36,725
Total changes in ownership interests in subsidiaries	0	0	41	57,585	57,626	172,292	229,918
Total comprehensive income for the year
Net profit for the year	0	0	0	312,652	312,652	37,007	349,659
Other comprehensive income for the year, net of tax	0	(24,474)	8,227	(5,420)	(21,667)	(568)	(22,235)
Total comprehensive income for the year	0	(24,474)	8,227	307,232	290,985	36,439	327,424
Balance at Dec. 31, 2022	50,134	1,206	42,553	1,504,592	1,598,485	697,433	2,295,918
Transactions with owners, recognised directly in equity contributions by and distributions to owners
Share-based payment transactions	0	0	4,753	0	4,753	1,386	6,139
Dividend declared and paid	0	0	0	(150,365)	(150,365)	0	(150,365)
Own shares acquired	0	0	0	(28,130)	(28,130)	0	(28,130)
Total contributions by and distributions to owners	0	0	4,753	(178,495)	(173,742)	1,386	(172,356)
Changes in ownership interests in subsidiaries
Acquisition of shares of subsidiary from holders of rights not conferring control	0	0	25,502	0	25,502	103,812	129,314
Investments from holders of non-controlling interests in equity of subsidiary	0	0	0	0	0	63,878	63,878
Total changes in ownership interests in subsidiaries	0	0	25,502	0	25,502	167,690	193,192
Total comprehensive income for the year
Net profit for the year	0	0	0	(235,978)	(235,978)	25,030	(210,948)
Other comprehensive income for the year, net of tax	0	(4,864)	(3,016)	(3,078)	(10,958)	(24,624)	(35,582)
Total comprehensive income for the year	0	(4,864)	(3,016)	(239,056)	(246,936)	406	(246,530)
Balance at Dec. 31, 2023	$ 50,134	$ (3,658)	$ 69,792	$ 1,087,041	$ 1,203,309	$ 866,915	$ 2,070,224